Academy Funds Trust
615 E. Michigan St.
Milwaukee, WI 53202

Quasar Distributors, LLC
615 E. Michigan St.
Milwaukee, WI 53202

September 23, 2011

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attn:  Bo Howell

Re:          Academy Funds Trust (the “Registrant”)
File Nos. 333-146827 and 811-22135
Request for Acceleration and Selective Review

Ladies and Gentlemen:

On behalf of the Registrant, and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 6 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A.  The Registrant is filing this Amendment for the purpose of adding a new series of shares, designated as the Innovator Flex Income Fund (the “Fund”).

Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment pursuant to Rule 485(b) under the 1933 Act for the purposes of responding to any comments conveyed by the staff (the “Staff”) of the U.S. Securities and Exchange Commission (the “SEC”) on the Amendment.  As noted on the facing sheet, this Amendment relates only to the Fund, and the Amendment does not affect the information in the prospectuses and statements of additional information regarding the Registrant’s other series.

Additionally, pursuant to the requirements of Rule 461 under the 1933 Act, the undersigned officers of the Registrant and its principal underwriter, Quasar Distributors, LLC, respectfully request that the effectiveness of the Amendment be accelerated to Wednesday, November 30, 2011, or as soon as practicable thereafter.  It is our understanding that Bo Howell of the SEC Staff has previously discussed the possible acceleration of the Amendment with John Y. Kim of Stradley Ronon Stevens & Young, LLP.

Thank you for your prompt attention to the request for acceleration of the effective date of the Amendment.  Please contact Mr. Kim at (215) 564-8020 if you have any questions or need further information.

Sincerely,

/s/David Jacovini	/s/James Schoenike
Name: David Jacovini	Name: James Schoenike
Title: President	Title: President
Academy Funds Trust	Quasar Distributors, LLC